BANK INDEBTEDNESS AND LONG-TERM DEBT - Schedule of borrowings (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Other facilities	$ 27,271	$ 4,060
Borrowings	1,543,678	1,171,972
Less: current portion	219	176
Non-current portion of non-current borrowings	1,543,459	1,171,796
Issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	15,439	8,374
Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	452,248	703,972
Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	1,104,740	474,075
Other Facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,129	$ 2,299